HSBC Holdings statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
Profit for the year	$ 16,670	$ 14,693	$ 6,099
Other comprehensive income/(expense)
Exchange differences	(9,931)	(2,393)	4,855
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	1,922	531	167
– before income taxes	2,573	512	190
– income taxes	(651)	19	(23)
Other comprehensive income/(expense) for the year, net of tax	(17,301)	(4,967)	8,409
Total comprehensive income/(expense) for the year	(631)	9,726	14,508
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year	12,357	10,834	4,085
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	326	267	176
– before income taxes	435	259	176
– income taxes	(109)	8	0
Other comprehensive income/(expense) for the year, net of tax	326	267	176
Total comprehensive income/(expense) for the year	$ 12,683	$ 11,101	$ 4,261